UNITED STATES
                     SECURITIES AND EXCHANGE COMMISSION
                            Washington, DC 20549
                                  FORM 13F

                            FORM 13F COVER PAGE

Report for the Quarter Ended: December 31, 2007

Check here if Amendment [ ]; Amendment Number:
This Amendment (check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:		Cutler Investment Counsel, LLC
Address:	3555 Lear Way
		Medford, OR  97504-9759

13F File number:

The Institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person signing this report on behalf of Reporting manager:

Name:	Carol S. Fischer
Title:	Chief Operating Officer
Phone:	541-770-9000
Signature, Place, and Date of Signing

     /s/ Carol S. Fischer     Medford, OR     January 25, 2008

Report Type (Check only one.):
[X]	13F Holdings Report.

[ ]	13F Notice.

[ ]	13F Combination Report.

List of other Managers Reporting for this Manager:  NONE

I am signing this report as required by the Securities Exchange Act of 1934.

                             FORM 13F SUMMARY PAGE


REPORT SUMMARY:

NUMBER OF OTHER INCLUDED MANAGERS:        0

FORM 13F INFORMATION TABLE ENTRY TOTAL:   82

FORM 13F INFORMATION TABLE VALUE TOTAL:   $128,199,000



LIST OF OTHER INCLUDED MANAGERS:

NO.   13F FILE NUMBER      NAME

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AETNA INC NEW COM              COM              00817Y108      523     9060 SH       SOLE                      840              8220
AFLAC INC COM                  COM              001055102      388     6200 SH       SOLE                      600              5600
ALCOA INC                      COM              013817101     3235    88520 SH       SOLE                    88520
AON CORP COM                   COM              037389103      471     9880 SH       SOLE                      910              8970
APPLE COMPUTER INC COM         COM              037833100      666     3360 SH       SOLE                      310              3050
ARCHER-DANIELS-MIDLAND         COM              039483102     4370    94125 SH       SOLE                    94125
AT&T INC                       COM              00206R102     4461   107330 SH       SOLE                    92120             15210
CATERPILLAR INC                COM              149123101     3871    53345 SH       SOLE                    53345
CHEVRON CORP                   COM              166764100     4250    45535 SH       SOLE                    45535
CISCO SYS INC COM              COM              17275R102      573    21160 SH       SOLE                     1920             19240
CITIGROUP INC                  COM              172967101     1895    64383 SH       SOLE                    64383
COCA-COLA                      COM              191216100      602     9810 SH       SOLE                      900              8910
CONOCOPHILLIPS                 COM              20825C104     4345    49209 SH       SOLE                    49209
DISNEY (WALT)                  COM              254687106      510    15810 SH       SOLE                     1410             14400
DOW CHEMICAL                   COM              260543103     2643    67035 SH       SOLE                    67035
EMERSON ELECTRIC               COM              291011104     3636    64170 SH       SOLE                    64170
EXELON CORP                    COM              30161N101     4042    49510 SH       SOLE                    49510
EXXON MOBIL CORP               COM              30231G102     6316    67414 SH       SOLE                    67414
FORD MOTOR COMPANY             COM              345370860       98    14600 SH       SOLE                    14600
GENERAL ELECTRIC               COM              369604103     2542    68560 SH       SOLE                    68560
HOME DEPOT, INC.               COM              437076102     2166    80415 SH       SOLE                    80415
HONEYWELL INTL INC COM         COM              438516106      650    10560 SH       SOLE                     1030              9530
INTEL CORP                     COM              458140100     3003   112630 SH       SOLE                   112630
INTERNATIONAL BUS MACH COM     COM              459200101     3565    32975 SH       SOLE                    32975
INTL PAPER CO COM              COM              460146103      488    15065 SH       SOLE                     1390             13675
JOHNSON & JOHNSON              COM              478160104     3189    47817 SH       SOLE                    47817
JPMORGAN CHASE & CO            COM              46625H100     3042    69680 SH       SOLE                    69680
KIMBERLY CLARK                 COM              494368103     3054    44040 SH       SOLE                    44040
LINCOLN NATIONAL               COM              534187109     3636    62455 SH       SOLE                    62455
MCGRAW-HILL                    COM              580645109     2919    66630 SH       SOLE                    66630
MERCK & CO INC COM             COM              589331107      495     8510 SH       SOLE                      780              7730
MICROSOFT CORP COM             COM              594918104      448    12580 SH       SOLE                     1180             11400
MONSANTO CO NEW COM            COM              61166W101      642     5750 SH       SOLE                      520              5230
NATIONAL FUEL GAS              COM              636180101     3948    84580 SH       SOLE                    84580
NEWS CORP CL B                 COM              65248E203      487    22900 SH       SOLE                     2080             20820
NOBLE                          COM              G65422100      390     6900 SH       SOLE                      620              6280
NORDSTROM                      COM              655664100     2933    79850 SH       SOLE                    79850
NORFOLK SOUTHERN CORP COM      COM              655844108      238     4725 SH       SOLE                     4725
ORACLE                         COM              68389X105      608    26925 SH       SOLE                     2475             24450
PAYCHEX INC COM                COM              704326107      455    12550 SH       SOLE                     1110             11440
PEPSI BOTTLING GROUP COM       COM              713409100      537    13620 SH       SOLE                     1250             12370
PEPSICO INC                    COM              713448108     3741    49295 SH       SOLE                    49295
PFIZER INC                     COM              717081103     3010   132412 SH       SOLE                   132412
PITNEY BOWES                   COM              724479100     2094    55050 SH       SOLE                    55050
PNC FINL SVCS GROUP COM        COM              693475105      480     7310 SH       SOLE                     7310
PRECISION CASTPARTS CP COM     COM              740189105      708     5105 SH       SOLE                      425              4680
PROCTER & GAMBLE               COM              742718109     3483    47440 SH       SOLE                    47440
PUBLIC SVC ENTERPRISE COM      COM              744573106      549     5590 SH       SOLE                     5590
ROCKWELL AUTOMATION COM        COM              773903109      334     4840 SH       SOLE                      450              4390
SANMINA SCI CORP COM           COM              800907107       61    33300 SH       SOLE                    33300
SCHERING PLOUGH CORP COM       COM              806605101      477    17900 SH       SOLE                     1940             15960
SCHLUMBERGER LTD COM           COM              806857108      695     7070 SH       SOLE                      670              6400
SCHWAB CHARLES CP NEW COM      COM              808513105      319    12490 SH       SOLE                     1190             11300
SEAGATE TECHNOLOGY SHS         COM              G7945J104      427    16760 SH       SOLE                     1550             15210
SHAW COMMUNICATIONS CL B CONV  COM              82028K200      644    27185 SH       SOLE                     2525             24660
SMITH INTL INC COM             COM              832110100      466     6310 SH       SOLE                      560              5750
SOUTHERN COPPER CORP COM       COM              84265V105      397     3780 SH       SOLE                      350              3430
SPANSION INC COM CL A          COM              84649R101       44    11295 SH       SOLE                    11295
STRYKER CORP COM               COM              863667101      696     9310 SH       SOLE                      830              8480
SYSCO CORP                     COM              871829107     2772    88820 SH       SOLE                    88820
TENET HEALTHCARE CORP COM      COM              88033G100      104    20530 SH       SOLE                    20530
UNISYS CORP                    COM              909214108       75    15810 SH       SOLE                    15810
UNITED TECHNOLOGIES            COM              913017109     3867    50520 SH       SOLE                    50520
US BANCORP                     COM              902973304     2956    93127 SH       SOLE                    93127
VERIZON COMMUNICATIONS INC     COM              92343V104     3285    75196 SH       SOLE                    75196
WEATHERFORD INT'L              COM              G95089101      270     3930 SH       SOLE                      360              3570
WELLS FARGO                    COM              949746101     2891    95765 SH       SOLE                    95765
WEYERHAEUSER CORP              COM              962166104     3113    42210 SH       SOLE                    42210
WILLIAMS COS INC DEL COM       COM              969457100      425    11890 SH       SOLE                     1090             10800
WYETH COM                      COM              983024100      591    13370 SH       SOLE                    13370
ALCATEL-LUCENT SPONSORED ADR   ADR              013904305      104    14260 SH       SOLE                    14260
ALCON INC COM SHS              ADR              H01301102      471     3295 SH       SOLE                      305              2990
AMER SPORTS CP SP ADR          ADR              023512205      136    10065 SH       SOLE                    10065
BHP BILLITON LTD SPONSORED ADR ADR              088606108      477     6810 SH       SOLE                      630              6180
CELESTICA INC SUB VTG SHS      ADR              15101q108      116    19945 SH       SOLE                    19945
CNH GLOBAL N V SHS NEW         ADR              N20935206      317     4820 SH       SOLE                      470              4350
DEUTSCHE TELEKOM               ADR              251566105      255    11775 SH       SOLE                    11775
FRANCE TELECOM                 ADR              35177Q105      253     7100 SH       SOLE                     7100
GLAXOSMITHKLINE PLC            ADR              37733W105      229     4535 SH       SOLE                     4535
MITSUBISHI UFJ FINANCIAL GROUP ADR              606822104       99    10630 SH       SOLE                    10630
QUEBECOR WORLD INC COM NON-VTG ADR              748203106       19    10530 SH       SOLE                    10530
TELEFONICA S A SPONSORED ADR   ADR              879382208      419     4295 SH       SOLE                      405              3890